Payment Plan Receivables and Other Assets Held for Sale (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	May 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Payment Plan Receivables And Other Assets Held For Sale [Line Items]
Cash proceeds from sale of assets	$ 33,446	$ 0
Assets sold [Abstract]
Payment plan receivables				$ 0	$ 34,599
Commercial loans	837,250			804,017	$ 748,398
Mepco [Member]
Payment Plan Receivables And Other Assets Held For Sale [Line Items]
Cash proceeds from sale of assets	33,400
Gain (loss) on sale of assets	$ 0
Assets sold [Abstract]
Payment plan receivables			$ 33,128	30,582
Commercial loans			525	794
Other assets			1,765	1,984
Total assets			35,418	33,360
Liabilities assumed			$ 1,972	$ 718